Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Issued capital	Share premium		Capital and other reserves		Share option reserve		Retirement benefit reserve		Exchange fluctuation reserve		Accumulated losses		Total
Balance at Dec. 31, 2020	$ 265	$ 108,515,276		$ 23,747		$ 7,184,050				$ (2,963,366)		$ (85,446,416)		$ 27,313,556
Loss for the period												(30,932,005)		(30,932,005)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations, net of tax										2,340,885				2,340,885
Remeasurement losses on defined benefit plan, net of tax								27,292						27,292
Total comprehensive loss for the period								27,292		2,340,885		(30,932,005)		(28,563,828)
Equity-settled share option arrangements						9,352,862								9,352,862
Balance at Dec. 31, 2021	265	108,515,276	[1]	23,747	[1]	16,536,912	[1]	27,292	[1]	(622,481)	[1]	(116,378,421)	[1]	8,102,590
Loss for the period												(49,441,815)		(49,441,815)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations, net of tax										3,088,057				3,088,057
Remeasurement losses on defined benefit plan, net of tax								42,103						42,103
Total comprehensive loss for the period								42,103		3,088,057		(49,441,815)		(46,311,655)
Issue of shares	1,755	39,598,355												39,600,110
Equity-settled share option arrangements						14,430,835								14,430,835
Balance at Dec. 31, 2022	2,020	148,113,631	[1]	23,747	[1]	30,967,747	[1]	69,395	[1]	2,465,576	[1]	(165,820,236)	[1]	15,821,880
Loss for the period												(71,100,998)		(71,100,998)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations, net of tax										1,672,938				1,672,938
Remeasurement losses on defined benefit plan, net of tax								(34,573)						(34,573)
Total comprehensive loss for the period								(34,573)		1,672,938		(71,100,998)		(69,462,633)
Equity-settled share option arrangements						795,125								795,125
Balance at Jun. 30, 2023	2,020	148,113,631		23,747		31,762,872		34,822		4,138,514		(236,921,234)		(52,845,628)
Balance at Dec. 31, 2022	2,020	148,113,631	[1]	23,747	[1]	30,967,747	[1]	69,395	[1]	2,465,576	[1]	(165,820,236)	[1]	15,821,880
Loss for the period												(172,600,513)		(172,600,513)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations, net of tax										(820,391)				(820,391)
Remeasurement losses on defined benefit plan, net of tax								(29,965)						(29,965)
Total comprehensive loss for the period								(29,965)		(820,391)		(172,600,513)		(173,450,869)
Scrip dividend for Preference Shares	46	(46)
Shares issued pursuant to share-based payment arrangement	3	2,358,717				(2,358,720)
Shares issued upon exercise of Class C warrants	2,718	51,347,266												51,349,984
Capital Reorganization - Share Exchange	(3,317)	3,317
Repurchase and cancellation of Old Class A Ordinary Shares		(14,170)												(14,170)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown	2,497	153,544,381												153,546,878
Reclassification of warrant liabilities				12,049,646										12,049,646
Shares issued for the settlement of expenses	32	499,968												500,000
Shares issued upon the exercise of call option for loan notes	201	12,332,834												12,333,035
Reclassification of liabilities for long-term employee benefits				318,921										318,921
Equity-settled share option arrangements						6,629,044								6,629,044
Balance at Dec. 31, 2023	4,200	368,185,898	[1]	12,392,314	[1]	35,238,071	[1]	39,430	[1]	1,645,185	[1]	(338,420,749)	[1]	79,084,349
Loss for the period												(25,322,745)		(25,322,745)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations, net of tax										4,991,757				4,991,757
Remeasurement losses on defined benefit plan, net of tax								(5,050)						(5,050)
Total comprehensive loss for the period								(5,050)		4,991,757		(25,322,745)		(20,336,038)
Shares issued pursuant to share-based payment arrangement	137	968,541		(301,768)		(666,455)								455
Equity-settled share option arrangements						1,637,724								1,637,724
Balance at Jun. 30, 2024	$ 4,337	$ 369,154,439		$ 12,090,546		$ 36,209,340		$ 34,380		$ 6,636,942		$ (363,743,494)		$ 60,386,490

[1]	These reserves accounts comprise the consolidated reserves of US$79,080,149 (2022: US$15,819,860; 2021: US$8,102,325) in the consolidated statement of financial position.